Acquisitions - BIVIVP acquisition (Details) - USD ($) $ in Millions		9 Months Ended		12 Months Ended
	Jan. 03, 2017	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Acquisitions
Goodwill (Note 8)		$ 2,968.8		$ 2,969.2	$ 2,576.5
Weighted-average useful life of intangibles acquired				15 years
Revenue		$ 2,267.5	$ 2,134.7	$ 2,889.0	2,913.5	$ 2,909.1
Boehringer Ingelheim Vetmedica, Inc. Vaccine Portfolio
Acquisitions
Inventories	$ 108.6
Property and equipment	148.2
Other assets and liabilities - net	8.2
Total identifiable net assets	562.0
Goodwill (Note 8)	320.1
Total consideration transferred - net of cash acquired	882.1
Incremental cost of sales for inventories	42.7
Revenue				216.7
Unaudited pro forma combined revenues				$ 2,890.0	$ 3,140.0
Boehringer Ingelheim Vetmedica, Inc. Vaccine Portfolio | Marketed products
Acquisitions
Intangible assets	$ 297.0
Weighted-average useful life of intangibles acquired	10 years